Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.2% OF NET ASSETS
ALABAMA 2.6%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	4,000,000	3,984,507
RB Series 2022C1	5.25%	12/01/23	525,000	527,761
RB Series 2022C1	5.25%	06/01/24	380,000	383,897
RB Series 2022C1	5.25%	06/01/25	1,175,000	1,200,360
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (a)	2,000,000	1,987,698
RB Series 2021B	4.00%	12/01/51 (a)	2,000,000	1,962,934
RB Series 2022A1	5.50%	01/01/53 (a)	2,000,000	2,132,929
Univ of Montevallo
RB Series 2017	5.00%	05/01/27	250,000	266,980
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,275,052
				14,722,118
ARIZONA 2.0%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,000,046
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	505,750
RB Series 2021A	4.00%	11/01/31	1,270,000	1,280,472
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (a)	2,000,000	2,051,339
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A	5.00%	01/01/47 (a)	5,000,000	5,525,119
Tucson
Refunding COP Series 2014	4.00%	07/01/23	700,000	700,239
				11,062,965
ARKANSAS 0.5%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	815,000	798,758
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (a)	505,000	495,251

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (a)	775,000	681,707
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	555,500
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	245,000	244,411
				2,775,627
CALIFORNIA 7.8%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (a)(b)	1,500,000	753,012
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	3.86%	04/01/56 (a)(c)	5,000,000	4,943,248
California
GO Refunding Bonds	5.00%	10/01/42 (a)	4,000,000	4,327,057
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,560,000	2,540,045
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24 (e)	600,000	605,691
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,013,940
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,503,593
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,037,580
El Centro Financing Auth
Lease RB Series 2023A	4.25%	10/01/47 (a)	1,000,000	961,997
Fair Oaks Recreation & Park District
GO Bonds Series 2022	5.75%	08/01/51 (a)(f)	1,700,000	1,939,962
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,177,600
Los Angeles Dept of Airports
Sub Refunding RB Series 2023A	5.00%	05/15/24	715,000	723,718
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,347,286
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	605,992
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,347,311
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	772,334
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (g)	1,250,000	958,403
GO Bonds Series 2010C	0.00%	07/01/32 (g)	1,500,000	1,108,866
GO Bonds Series 2010C	0.00%	07/01/33 (g)	1,000,000	710,190
GO Bonds Series 2010C	0.00%	07/01/35 (g)	1,300,000	852,795
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,563,872
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	443,434
RB 2nd Series 2022A	5.00%	05/01/30	800,000	866,781
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,854,954
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	2,733,530

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	376,319
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,077,882
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	301,606
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	306,466
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	520,115
				44,275,579
COLORADO 1.9%
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	420,000	467,155
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	553,284
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B	4.15%	06/01/26 (a)(f)(h)(i)	2,235,000	2,235,000
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,421,804
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,649,037
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	326,918
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	800,000	814,956
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	468,374
Airport System RB Series 2022A	5.50%	11/15/53 (a)	1,500,000	1,625,378
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(g)	380,000	276,845
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/52 (a)	900,000	923,543
				10,762,294
CONNECTICUT 1.4%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (a)	475,000	502,265
Special Obligation Tax Refunding Bonds Series 2022A	5.00%	07/01/26	1,195,000	1,263,947
Special Obligation Tax Refunding Bonds Series 2022B	5.00%	07/01/26	2,250,000	2,379,817
Connecticut Health & Educational Facilities Auth
RB (Connecticut Children’s Medical Center) Series E	4.25%	07/15/53 (a)	2,000,000	1,921,447
RB (Sacred Heart Univ) Series L	5.00%	07/01/31	525,000	586,711
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/36 (a)(f)	935,000	1,008,242
				7,662,429
DISTRICT OF COLUMBIA 0.9%
District of Columbia
GO Bonds Series 2023A	5.00%	01/01/45 (a)	2,000,000	2,215,150
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(d)	3,000,000	2,902,888
				5,118,038
FLORIDA 6.4%
Broward Cnty SD
COP Series 2022B	5.00%	07/01/36 (a)	2,000,000	2,249,420

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	456,260
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	781,982
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	705,937
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,029,319
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	974,408
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	404,807
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	253,263
Miami-Dade Cnty
RB Series 2022	5.00%	07/01/49 (a)	6,080,000	6,524,737
Refunding RB Series 2020A	4.00%	10/01/37 (a)	2,205,000	2,222,268
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,730,548
Toll System RB Series 2014A	5.00%	07/01/24	625,000	635,464
Miami-Dade Cnty SD
GO Bonds Series 2022A	5.00%	03/15/52 (a)	5,000,000	5,442,008
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (a)	500,000	549,717
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	2,000,000	1,439,548
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	351,336
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (a)	1,000,000	1,071,865
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,544,936
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(g)	1,550,000	936,351
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(g)	800,000	456,355
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(g)	855,000	458,618
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(g)	1,000,000	509,702
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(g)	1,200,000	325,791
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (a)	1,500,000	1,672,143
Utility System RB Series 2022	5.00%	10/01/52 (a)	1,625,000	1,776,097
				36,502,880
GEORGIA 1.9%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (a)	4,640,000	5,029,826
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	3.98%	08/01/48 (a)(c)	5,000,000	4,993,347
Main Street Natural Gas
Gas Supply RB Series 2023B	5.00%	09/01/24	550,000	555,857
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	395,954
				10,974,984

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GUAM 0.4%
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	2,500,000	2,523,005
HAWAII 0.1%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	753,759
IDAHO 0.5%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (f)	450,000	477,937
GO Bonds Series 2019A	5.00%	09/15/27 (f)	400,000	433,726
GO Bonds Series 2019A	5.00%	09/15/28 (f)	425,000	470,584
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(f)	500,000	556,276
Madison SD #321
GO Bonds Series 2022B	5.00%	09/15/39 (a)(f)	1,000,000	1,118,324
				3,056,847
ILLINOIS 6.8%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,744,717
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	1,961,028
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,557,112
GO Bonds Series 2023A	5.00%	01/01/34 (a)	1,000,000	1,083,436
GO Bonds Series 2023A	5.50%	01/01/39 (a)	1,500,000	1,623,112
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	411,187
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,788,512
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,160,016
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	416,863
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,042,221
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,056,309
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,075,489
Cook Cnty
GO Refunding Bonds Series 2022A	5.00%	11/15/29	2,100,000	2,328,679
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,068,007
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,015,423
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,550,499
GO Bonds Series 2021A	5.00%	03/01/46 (a)	700,000	726,017
GO Bonds Series 2023B	5.50%	05/01/47 (a)	1,000,000	1,083,045
GO Bonds Series 2023B	4.50%	05/01/48 (a)	500,000	490,635
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,582,585
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,591,442
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	515,133
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(d)	1,150,000	1,159,724
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	925,419

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	982,658
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,359,932
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	723,150
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	416,919
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,371,860
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (f)	400,000	426,718
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (f)	450,000	482,603
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(f)	500,000	533,356
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(f)	1,050,000	1,044,521
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(f)	600,000	581,136
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (f)	250,000	259,957
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (f)	325,000	341,894
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (f)	325,000	346,078
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (f)	300,000	321,888
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (f)	325,000	350,155
				38,499,435
INDIANA 2.1%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (a)	500,000	574,759
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/37 (a)	1,140,000	1,290,040
RB (Fulcrum Centerpoint) Series 2022	4.50%	12/15/46 (a)(f)	10,000,000	9,967,343
				11,832,142
IOWA 0.9%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(d)	5,000,000	5,106,265
KANSAS 1.1%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	264,911
GO Bonds Series 2017	5.00%	09/01/27	450,000	486,604
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	376,284
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	401,175
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	441,504
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	446,419
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	150,000	150,309
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/27	800,000	863,415
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,815,249
				6,245,870
KENTUCKY 0.4%
Kentucky
COP 2015	4.00%	06/15/24	400,000	401,841
COP 2015	5.00%	06/15/25	400,000	412,746

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(d)	1,450,000	1,446,154
				2,260,741
LOUISIANA 0.4%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	525,061
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	2,000,000	2,000,113
				2,525,174
MAINE 1.0%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	878,257
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	983,141
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	612,888
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	759,207
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	677,235
South Portland ME
GO Bonds Series 2022A	5.00%	10/01/34 (a)	775,000	905,655
GO Bonds Series 2022A	5.00%	10/01/35 (a)	625,000	724,478
				5,540,861
MARYLAND 2.3%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (a)	4,000,000	4,129,086
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	557,604
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,000,558
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	975,335
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,129,967
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,433,547
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24 (e)	320,000	322,667
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (e)	550,000	563,602
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27 (e)	645,000	686,253
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28 (e)	1,405,000	1,524,776
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29 (e)	505,000	558,672
				12,882,067
MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	545,574
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,220,965
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,929,818
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	240,000	254,354
RB (Boston Medical Center) Series 2023G	5.00%	07/01/24	500,000	506,511
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	683,070

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	895,810
RB (Boston Medical Center) Series 2023G	5.25%	07/01/48 (a)	800,000	838,197
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	983,425
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,094,320
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,065,000	1,074,058
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	555,000	548,184
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,035,000	1,034,089
Massachusetts Transportation Fund
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (a)	2,000,000	2,166,152
				14,774,527
MICHIGAN 2.8%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	616,518
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,225,052
Great Lakes Water Auth
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (a)	4,500,000	4,850,569
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,652,433
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,103,569
Kentwood Public Schools
ULT GO Bonds Series 2023II	5.00%	05/01/53 (a)	4,450,000	4,710,606
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	540,000	538,142
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	559,126
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	635,112
				15,891,127
MINNESOTA 0.6%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	314,195
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	327,139
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	384,395
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	416,639
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2022B	5.00%	01/01/31	1,000,000	1,087,344
Sub Airport RB Series 2022B	5.00%	01/01/32	1,000,000	1,096,617
				3,626,329
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,035,899
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	622,396
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	75,000	75,087
				1,733,382

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSOURI 2.6%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(f)	5,000,000	5,579,394
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,440,000	2,826,433
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/27	300,000	321,156
Facilities Refunding RB Series 2021A	5.00%	11/01/28	770,000	838,642
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,079,639
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,128,458
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	590,000	584,117
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	1,245,000	1,238,668
St Louis
Airport RB (Lambert International) Series 2023B	5.00%	07/01/24	1,000,000	1,011,222
				14,607,729
MONTANA 0.7%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	890,000	881,751
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A (SIFMA Municipal Swap Index + 0.45%)	3.86%	11/15/35 (a)(c)	2,815,000	2,815,013
				3,696,764
NEBRASKA 0.9%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,599,230
Municipal Energy Agency of Nebraska
Power System Refunding RB Series 2022A	5.00%	04/01/29	1,000,000	1,111,621
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (a)	1,500,000	1,563,694
				5,274,545
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	613,442
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	633,260
				1,246,702
NEW JERSEY 3.0%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	201,969
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	307,587
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	265,580
New Jersey Transportation Trust Fund Auth
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (a)	1,000,000	982,895
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (a)	3,500,000	3,757,241
Transportation RB Series 2015AA	5.25%	06/15/41 (a)	4,050,000	4,113,231

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,347,004
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,550,000	2,640,228
New Jersey Turnpike Auth
RB Series 2022B	4.25%	01/01/43 (a)	1,750,000	1,773,511
RB Series 2022B	4.50%	01/01/48 (a)	1,500,000	1,531,995
				16,921,241
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,030,000	1,018,781
NEW YORK 13.4%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25 (e)	250,000	259,920
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	520,000	553,193
Long Island Power Auth
Electric System RB Series 2020A	5.00%	09/01/37 (a)	2,000,000	2,216,096
Electric System RB Series 2021B	1.50%	09/01/51 (a)(d)	2,450,000	2,257,757
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(d)	2,845,000	3,050,589
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	1,200,000	1,214,855
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	506,486
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	253,527
New York City
GO Bonds Fiscal 2018 Series B4	4.00%	10/01/46 (a)(f)(j)	615,000	615,000
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/47 (a)	750,000	833,578
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,205,233
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (a)	600,000	664,860
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC	4.00%	06/15/53 (a)(f)(j)	2,800,000	2,800,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,179,320
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,568,931
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/45 (a)	5,000,000	5,465,006
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,214,921
Future Tax Secured Sub RB Fiscal 2014 Series B3	4.00%	11/01/42 (a)(f)(j)	440,000	440,000
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,081,249
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	3.76%	10/01/35 (a)(f)(h)(i)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,691,435
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (a)	1,475,000	1,545,604
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (a)	1,000,000	1,103,021
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/40 (a)	540,000	593,084
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	956,281
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (a)	5,000,000	5,286,278
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	5,000,000	5,309,024

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	1,600,000	1,710,773
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,054,587
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	535,620
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (a)	2,835,000	3,111,029
Consolidated Bonds 236th Series	5.00%	01/15/37 (a)	1,000,000	1,092,684
Consolidated Bonds 236th Series	5.00%	01/15/38 (a)	1,000,000	1,080,052
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(e)	5,330,000	5,456,119
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	1,000,000	964,322
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	5,000,000	5,347,382
Sr Lien Refunding RB Series 2023A	5.00%	11/15/24	5,000,000	5,118,268
				76,086,084
NORTH CAROLINA 2.0%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)	2,000,000	2,171,204
Airport System RB Series 2022A	5.50%	07/01/52 (a)	1,500,000	1,618,165
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	511,985
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,799,295
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,041,982
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,357,703
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,304,752
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	413,608
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	990,784
				11,209,478
NORTH DAKOTA 0.2%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	404,356
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	474,700
				879,056
OHIO 1.4%
American Municipal Power Ohio
Refunding RB Series 2021A	5.00%	02/15/31	1,000,000	1,127,173
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,330,821
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,073,306
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	204,623
General Refunding RB Series 2021A	3.00%	12/01/40 (a)	475,000	367,211
				8,103,134

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 0.4%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,025,344
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	29,228
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,003,220
				2,057,792
OREGON 2.3%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	252,105
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	147,143
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(f)(g)	300,000	194,087
GO Bonds Series 2019	0.00%	06/15/35 (a)(f)(g)	265,000	162,940
GO Bonds Series 2019	0.00%	06/15/36 (a)(f)(g)	420,000	244,075
GO Bonds Series 2019	0.00%	06/15/37 (a)(f)(g)	500,000	274,191
Morrow & Gilliam County SD
GO Bonds Series 2021A	4.00%	06/15/29 (f)	150,000	159,914
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(d)	3,000,000	2,988,708
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,275,351
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,007,454
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(b)(f)	340,000	367,046
GO Bonds Series 2017	0.00%	06/15/30 (a)(b)(f)	300,000	323,510
GO Bonds Series 2017	0.00%	06/15/31 (a)(b)(f)	300,000	322,962
GO Bonds Series 2017	0.00%	06/15/32 (a)(b)(f)	350,000	376,575
GO Bonds Series 2017	0.00%	06/15/33 (a)(b)(f)	520,000	559,211
GO Bonds Series 2017	0.00%	06/15/34 (a)(b)(f)	350,000	376,137
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(f)	410,000	438,895
GO Bonds Series 2023B	0.00%	06/15/43 (a)(f)(g)	2,400,000	904,488
GO Bonds Series 2023B	0.00%	06/15/53 (a)(f)(g)	2,100,000	460,144
				12,834,936
PENNSYLVANIA 3.2%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (e)(f)	510,000	537,216
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (a)	1,000,000	1,034,621
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	780,261
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	1,000,000	1,059,843
RB Series 2022B	5.25%	12/01/52 (a)	750,000	812,618
Sub RB Series 2021B	4.00%	12/01/51 (a)	3,400,000	3,214,389

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,018,716
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	771,238
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,055,121
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	537,925
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	329,235
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	273,556
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	322,642
GO Refunding Bonds Series 2019A	5.00%	08/01/31	200,000	231,591
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (a)	3,000,000	3,210,834
Southeastern Pennsylvania Transportation Auth
RB Series 2022	5.00%	06/01/30	1,000,000	1,139,463
RB Series 2022	5.00%	06/01/31	750,000	865,329
RB Series 2022	5.00%	06/01/32	750,000	874,397
				18,068,995
SOUTH CAROLINA 1.1%
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021A	4.00%	01/01/25	1,545,000	1,555,603
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (a)	4,000,000	3,851,443
Refunding RB Series 2022A	5.00%	12/01/29	500,000	540,761
				5,947,807
SOUTH DAKOTA 0.4%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	150,000	150,226
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	325,000	325,489
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,037,535
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (a)	500,000	539,988
				2,053,238
TENNESSEE 0.9%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	451,441
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	608,780
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	962,964
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	1,500,000	1,597,044
RB Series 2022B	5.50%	07/01/52 (a)	1,250,000	1,348,471
				4,968,700
TEXAS 13.3%
Alamo Heights ISD
ULT Refunding RB Series 2020A	5.00%	02/01/27 (f)	425,000	454,130
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	209,611

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (f)	310,000	318,339
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	551,932
Airport System RB Series 2022	5.00%	11/15/33 (a)	750,000	828,718
Airport System RB Series 2022	5.00%	11/15/37 (a)	2,000,000	2,147,336
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,661,171
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(f)	500,000	543,371
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,132,393
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(e)	1,520,000	1,576,452
Collin Cnty CCD
LT Bonds Series 2018	5.00%	08/15/24	4,900,000	4,999,720
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	616,734
Utility System Jr. Lien RB Series 2022B	5.00%	07/15/52 (a)	5,000,000	5,368,414
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (a)	1,000,000	1,007,545
Refunding RB Series 2021	4.00%	08/15/33 (a)	1,000,000	1,005,227
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(e)(f)	285,000	280,310
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(e)(f)	270,000	265,557
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(f)	1,445,000	1,413,333
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	831,602
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (f)	425,000	465,890
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (f)	575,000	643,708
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	931,206
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	413,693
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(d)(f)	2,200,000	2,064,543
Fort Worth ISD
ULT GO Bonds Series 2023	5.00%	02/15/40 (a)(f)	1,750,000	1,972,848
Frisco ISD
ULT GO Refunding Bonds Series 2022B	5.00%	02/15/27 (f)	3,500,000	3,742,916
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,021,332
Houston ISD
LT GO Refunding Bonds Series 2023A	5.00%	02/15/24 (f)	1,700,000	1,718,868
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)	1,090,000	1,214,507
Waterworks & Sewer System RB Series 2022	5.00%	03/15/40 (a)	1,200,000	1,326,061
New Braunfels
Utility System Refunding RB Series 2022	5.00%	07/01/53 (a)	2,000,000	2,166,997
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (a)(f)(k)	1,865,000	1,973,378
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (a)(f)(k)	1,000,000	941,434
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(f)	500,000	554,923

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(f)	600,000	648,687
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(f)	680,000	727,647
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(f)	500,000	531,574
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(f)	1,000,000	1,059,006
Northside ISD
ULT GO Bonds Series 2019	1.60%	08/01/49 (a)(d)(f)	2,940,000	2,853,898
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (a)(f)	2,000,000	2,173,109
Pflugerville
Limited Obligation Bonds Series 2023	4.00%	08/01/49 (a)(k)	1,500,000	1,448,081
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	461,097
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (f)	620,000	674,822
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/24	750,000	764,640
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,555,230
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (f)	625,000	626,929
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (a)	1,000,000	1,049,738
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,245,000	1,250,447
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	780,000	783,483
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,297,093
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	625,000	621,699
Texas Water Dev Brd
RB Series 2016	4.00%	10/15/30 (a)	3,900,000	3,981,638
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	501,296
Van Alstyne ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(f)	1,500,000	1,655,971
Waller ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (a)	3,500,000	3,262,031
				75,292,315
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	369,906
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	435,966
				805,872
VERMONT 0.6%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	370,000	367,470
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	2,125,000	2,104,124
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,130,000	1,133,376
				3,604,970

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
VIRGINIA 0.1%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	580,000	552,597
WASHINGTON 3.2%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,565,953
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24 (e)	205,000	209,926
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	497,226
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(f)	1,000,000	993,719
Mason Cnty SD #54
ULT GO Refunding Bonds Series 2023	5.00%	12/01/32 (f)	1,010,000	1,147,351
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,103,049
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,100,302
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,368,897
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	540,199
Refunding RB 2019	5.00%	12/01/28	460,000	506,611
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	554,734
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	690,269
Port of Seattle
Intermediate Lien Refunding RB Series 2022B	5.50%	08/01/47 (a)	1,000,000	1,083,073
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,830,000	3,083,099
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (a)	780,000	780,770
RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (a)	1,845,000	1,846,871
				18,072,049
WEST VIRGINIA 0.3%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (a)	2,000,000	1,938,973
WISCONSIN 1.7%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(g)	1,820,000	1,130,788
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(g)	2,900,000	1,706,598
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(g)	3,000,000	1,664,884
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	4.06%	08/15/54 (a)(c)	1,700,000	1,700,856
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(e)	1,000,000	1,075,960
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(e)	1,025,000	1,102,858
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,016,872
				9,398,816

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WYOMING 0.3%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	455,260
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	504,213
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	1,000,000	749,363
				1,708,836
Total Municipal Securities (Cost $574,962,277)				567,457,855
Total Investments in Securities (Cost $574,962,277)				567,457,855

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Refunded bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Zero coupon bond.
(h)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,985,000 or 1.1% of net assets.

(i)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(j)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$567,457,855	$—	$567,457,855
Total	$—	$567,457,855	$—	$567,457,855

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.3% OF NET ASSETS
CALIFORNIA 98.2%
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,687,705
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,500,651
Alum Rock Union Elementary SD
GO Bonds Series 2022A	5.00%	08/01/48 (a)	1,000,000	1,085,335
GO Bonds Series 2022A	5.00%	08/01/53 (a)	2,705,000	2,917,496
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/23	575,000	577,177
Refunding RB Series 2015	5.00%	09/02/25	690,000	717,413
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	675,247
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(c)	3,000,000	2,911,407
Toll Bridge RB Series 2023A	2.70%	04/01/55 (a)(d)(e)	3,515,000	3,515,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (f)	555,000	500,881
GO Bonds Series 2017	0.00%	08/01/34 (a)(f)	7,705,000	4,992,584
Burbank
Electric RB Series 2023	5.00%	06/01/48 (a)	1,000,000	1,086,344
Burbank USD
GO Bonds Series 1997C	0.00%	08/01/24 (f)	3,000,000	2,882,878
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,821,839
GO Bonds	5.00%	10/01/26 (a)	5,000	5,010
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,592,249
GO Bonds Series CQ	4.00%	12/01/47 (a)	2,215,000	2,198,199
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,213,746
GO Refunding Bonds	5.00%	08/01/27	2,730,000	2,960,429
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,377,134
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,125,090
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,093,141
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	190,000	188,779
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	309,474

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	338,156
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,000,000	918,080
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	213,246
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	180,192
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	235,307
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	100,000	106,009
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	161,159
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,750,000	3,922,372
RB Series 2021A	4.00%	10/01/52 (a)(c)	4,000,000	4,002,276
RB Series 2021B1	4.00%	02/01/52 (a)(c)	5,715,000	5,669,159
California Community Choice Financing Auth
RB Series 2022A1	4.00%	05/01/53 (a)	5,000,000	4,988,503
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,294,325
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	3,000,000	2,986,117
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (d)	175,000	175,197
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(c)	2,560,000	2,540,045
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,445,318
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	5,000,000	4,722,061
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	671,111
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,013,376
RB (Sutter Health) Series 2018A	5.00%	11/15/23	1,000,000	1,007,607
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(d)	200,000	204,875
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(d)	800,000	825,640
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,646,632
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(d)	2,215,000	2,207,333
RB Series 2021B	4.00%	11/01/38 (a)	600,000	576,626
RB Series 2021B	4.00%	11/01/40 (a)	650,000	612,962
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	1,500,000	1,390,636
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	472,347
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,073,190
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,064,319
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	263,778
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	348,857
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	370,278
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	104,829
COP Series 2022A	5.00%	11/01/28	115,000	121,730
COP Series 2022A	5.00%	11/01/29	125,000	133,873
COP Series 2022A	5.00%	11/01/30	100,000	108,157
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,127,258
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (d)	360,000	378,746
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (d)	350,000	375,539
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(d)	1,040,000	1,121,891
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	812,167
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(d)	500,000	502,264
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	682,154
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,177,334

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,129,395
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,072,748
RB Series 2021	4.00%	10/01/46 (a)	2,000,000	1,809,527
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(d)(g)	2,500,000	2,650,851
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	626,640
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,202,488
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	655,459
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	750,189
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	498,838
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(d)	250,000	271,669
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(d)	575,000	625,030
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(d)	250,000	271,185
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(d)	250,000	270,786
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	250,226
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	256,543
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	438,638
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	596,755
RB (Sharp Healthcare) Series 2017C	2.90%	08/01/52 (a)(d)(e)	4,595,000	4,595,000
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,026,026
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	199,930
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	166,329
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	604,196
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24 (h)	870,000	878,251
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,785,031
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,418,676
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(d)	750,000	840,761
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(d)	735,000	805,117
M/F Housing Refunding RB (Kelvin Court) Series 2012B	3.15%	06/15/51 (a)(d)(e)	335,000	335,000
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,787,111
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,435,634
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	830,732
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	726,524
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(d)	300,000	330,582
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(d)	235,000	259,536
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(d)	900,000	992,516
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(d)	275,000	279,727
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(d)	425,000	429,734
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	518,440
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,293,267
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,189,113
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,608,405
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	651,475
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	475,000	489,114
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	250,000	256,006

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(h)	1,300,000	1,305,464
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(f)	1,000,000	559,921
GO Bonds Series 2012G	0.00%	08/01/38 (a)(f)	500,000	264,217
GO Bonds Series 2012G	0.00%	08/01/41 (a)(f)	1,500,000	672,880
GO Bonds Series 2012G	0.00%	08/01/42 (a)(f)	1,000,000	426,184
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	786,331
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	417,560
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	340,797
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	461,962
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,114,547
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	269,708
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	540,319
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	810,585
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	667,965
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (f)	2,400,000	2,075,812
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	736,966
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(h)	415,000	416,124
GO Bonds Series 2018	5.00%	08/01/38 (a)(h)	500,000	501,354
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	483,669
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	510,801
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	526,871
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	501,263
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	4,000,000	4,404,468
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	256,256
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	272,733
East Bay Municipal Utility District
Water System RB Series 2022A	5.25%	06/01/52 (a)	1,315,000	1,475,552
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	493,502
East Bay Regional Park District
GO Bonds Series 2022A1	5.00%	09/01/23	2,500,000	2,510,292
East Side UHSD
GO Refunding Bonds Series 2013	5.00%	08/01/28 (a)	3,000,000	3,006,978
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,277,696
El Centro Financing Auth
Lease RB Series 2023A	5.00%	10/01/33	1,465,000	1,658,173
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/23	775,000	777,206
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	0.00%	01/15/42 (a)(b)	1,000,000	1,162,290
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,895,816

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fort Bragg USD
GO Bonds Series B	5.50%	08/01/52 (a)	1,000,000	1,090,883
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(f)(h)	1,000,000	343,633
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	897,481
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,532,154
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(f)(h)	1,120,000	765,542
GO Bonds Series 2016A	0.00%	08/01/34 (a)(f)(h)	1,900,000	1,237,541
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,715,534
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	907,700
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	795,399
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	769,078
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,404,670
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	411,110
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	192,599
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,185,191
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,202,539
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(h)	1,430,000	1,567,592
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	783,179
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	817,390
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,057,899
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,078,917
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,299,533
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	522,777
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(h)	685,000	688,155
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	160,249
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	213,321
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	133,179
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	212,867
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	758,569
Jefferson UHSD
GO Bonds Series A	5.00%	08/01/24	670,000	684,314
GO Bonds Series A	5.00%	08/01/43 (a)	500,000	553,271
GO Bonds Series A	5.00%	08/01/44 (a)	625,000	689,650
Kern CCD
GO BANs 2020	0.00%	08/01/23 (f)	4,200,000	4,174,663

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,038,613
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,596,292
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	995,842
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	563,658
GO Refunding Bonds Series 2019	4.00%	08/01/28	375,000	392,476
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,384,367
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	873,474
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	443,327
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	334,879
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	344,810
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	959,999
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,068,850
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F	5.00%	12/01/26	250,000	268,224
Lease RB Series 2021F	5.00%	12/01/27	250,000	274,284
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,420,284
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,057,498
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	983,326
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,784,996
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	3,541,492
Sr. RB Series 2020C	5.00%	05/15/27	1,290,000	1,359,030
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,558,560
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	512,793
Los Angeles Dept of Water & Power
Power System RB Series 2001B	2.80%	07/01/34 (a)(d)(e)	500,000	500,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,115,289
Water System RB Series 2022B	5.00%	07/01/47 (a)	2,135,000	2,345,904
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,176,316
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,484,883
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	886,884
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(h)	1,050,000	1,066,591
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	686,419
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	778,327
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,309,607

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (a)	2,000,000	1,942,446
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(f)(h)	2,550,000	642,723
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,307,374
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24	3,000,000	3,047,032
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	151,992
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	100,000	102,140
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	206,310
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	207,698
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	147,930
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	296,236
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	647,742
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/23	700,000	701,756
GO Bonds Series 2015A	5.00%	08/01/24	600,000	611,781
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,625,760
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	540,889
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,155,320
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	550,470
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	726,608
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	385,059
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	796,878
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	611,595
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	233,478
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,372,837
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,359,077
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	841,474
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	500,000
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,777,932
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(h)	1,365,000	1,422,077
GO Bonds Series D	5.00%	08/01/32 (a)(h)	1,490,000	1,552,304
GO Bonds Series D	5.00%	08/01/33 (a)(h)	1,685,000	1,755,458
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,119,716
Palm Springs USD
GO Refunding Bonds Series 2016	5.00%	08/01/26	3,000,000	3,194,240
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,673,084
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,153,364

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	619,481
Peralta CCD
GO Bonds Series 2022B	5.00%	08/01/23	2,500,000	2,506,437
GO Bonds Series 2022B	5.00%	08/01/24	1,500,000	1,531,181
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,594,645
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,157,965
GO Bonds Series 2023	4.00%	08/01/49 (a)	1,670,000	1,614,083
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	379,148
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	859,986
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)(g)	2,000,000	2,153,514
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	835,130
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,231,541
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (h)	55,000	55,352
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,750,000	1,805,638
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,250,000	1,324,637
Refunding RB Series 2017D	5.00%	11/01/27	1,895,000	1,995,161
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	561,537
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	302,076
Refunding RB Series 2021A	4.00%	09/01/26	400,000	407,572
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25 (h)	180,000	187,462
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,066,639
Riverside Cnty Transportation Commission
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	3,807,918
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/24	500,000	504,253
Refunding RB Series 2020A	5.00%	01/01/25	545,000	558,732
Refunding RB Series 2020A	5.00%	01/01/26	825,000	861,577
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	201,064
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,004,624
Sacramento Cnty
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,450,791
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,563,787
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	746,653
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	562,613
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	364,593
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,046,766

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,428,006
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,077,280
Sub Airport RB Series 2021B	5.00%	07/01/29	955,000	1,026,803
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008B	2.35%	04/01/38 (a)(d)(e)	955,000	955,000
Sales Tax RB Series 2008C	2.60%	04/01/38 (a)(d)(e)	5,200,000	5,200,000
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/23	550,000	551,785
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,907
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,563,872
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	443,434
RB 2nd Series 2022A	5.00%	05/01/30	800,000	866,781
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,849,483
RB Series 2018G	5.00%	05/01/27	2,700,000	2,818,571
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,715,184
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,036,149
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	265,656
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	153,127
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	168,713
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	312,582
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	440,995
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,263,639
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	999,790
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr. Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	2,500,000	2,349,117
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,260,564
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/36 (a)	400,000	437,211
RB Series 2020A	5.00%	05/01/37 (a)	250,000	271,327
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	750,000	731,950
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	174,474
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	178,436
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	168,240
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	326,210
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	624,902
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/35 (a)	100,000	106,777
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	925,074
RB Series 2019	4.00%	07/01/25	1,270,000	1,272,213
Refunding RB Series 2020	4.00%	07/01/26	300,000	301,951

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020	5.00%	07/01/27	630,000	661,616
Refunding RB Series 2020	5.00%	07/01/30	645,000	698,397
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/40 (a)	1,000,000	1,017,954
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	981,105
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(h)	390,000	410,955
Water Refunding RB Series 2022B	3.00%	07/01/28	4,000,000	4,051,524
Southern California Public Power Auth
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,029,836
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	570,113
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	641,363
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	711,131
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	605,403
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	906,725
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	200,000	193,969
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	656,830
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	686,327
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	722,522
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,925,000	4,297,331
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,205,942
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	503,860
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,056,908
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	567,564
Electric RB Series 2022A	5.00%	05/01/32	500,000	575,935
West Contra Costa USD
GO Bonds Series 2002C	0.00%	08/01/24 (f)	2,885,000	2,764,454
GO Bonds Series D	0.00%	08/01/23 (f)	3,225,000	3,205,023
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	331,949
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	476,196
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	635,630
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	678,388
				398,453,063
GUAM 1.3%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,174,359
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,237,054
Guam Waterworks Auth
Water & Wastewater System RB Series 2016	5.00%	01/01/46 (a)	1,840,000	1,856,932
				5,268,345

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PUERTO RICO 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	741,227
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	596,603
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	903,606
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	844,875
				3,086,311
Total Municipal Securities (Cost $414,884,168)				406,807,719
Total Investments in Securities (Cost $414,884,168)				406,807,719

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Zero coupon bond.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$406,807,719	$—	$406,807,719
Total	$—	$406,807,719	$—	$406,807,719

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security  was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.3% OF NET ASSETS
ALABAMA 2.6%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)	1,000,000	996,127
ARIZONA 2.5%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	401,146
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A	5.00%	01/01/43 (a)	500,000	557,559
				958,705
CALIFORNIA 5.1%
California
GO Bonds	5.25%	10/01/50 (a)	250,000	283,747
California Community Choice Finance Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	250,000	261,492
California Infrastructure & Economic Development Bank
RB (Brightline Passenger Rail) Series 2020A	3.65%	01/01/50 (a)(b)	285,000	284,013
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/43 (a)(c)	775,000	312,983
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/39 (a)(c)	600,000	303,452
Oxnard SD
GO Bonds Series 2022A	4.13%	08/01/50 (a)	250,000	245,557
San Diego Public Facilities Financing Auth
Sr Water RB Series 2023A	5.25%	08/01/48 (a)	250,000	283,682
				1,974,926
COLORADO 4.3%
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	185,270
RB (Intermountain Healthcare) Series 2022A	5.00%	05/15/47 (a)	200,000	213,396
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	468,374

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Park Creek Metropolitan District
Sr LT RB Series 2019A	4.00%	12/01/34 (a)	445,000	458,402
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	338,971
				1,664,413
CONNECTICUT 2.6%
Connecticut
Special Tax Obligation Bonds Series 2014A	5.00%	09/01/23	400,000	401,557
Connecticut Health & Educational Facilities Auth
RB (Connecticut Children’s Medical Center) Series E	5.00%	07/15/39 (a)	300,000	318,913
RB (Sacred Heart Univ) Series L	5.00%	07/01/47 (a)	250,000	265,188
				985,658
DISTRICT OF COLUMBIA 0.7%
District of Columbia
GO Bonds Series 2017D	5.00%	06/01/23	260,000	260,000
FLORIDA 8.5%
Escambia Cnty School Board
Sales Tax RB Series 2016	5.00%	09/01/23	260,000	260,967
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	515,384
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (a)	500,000	468,148
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	500,000	458,843
Miami-Dade Cnty
Refunding RB Series 2022A	5.25%	10/01/52 (a)	500,000	527,269
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (a)	265,000	260,036
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	500,000	359,887
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	452,953
				3,303,487
GUAM 1.3%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	503,760
ILLINOIS 3.3%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	503,742
Cook Cnty HSD #205 Thornton TWP
LT GO Bonds Series 2017C	5.00%	12/01/23	250,000	251,697
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	250,056
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	271,703
				1,277,198

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
KENTUCKY 0.5%
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)	200,000	199,469
LOUISIANA 1.2%
Louisiana Public Facilities Auth
RB Series 2020A	4.00%	04/01/50 (a)(d)	60,000	64,117
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	400,000	400,023
				464,140
MARYLAND 1.3%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	516,119
MASSACHUSETTS 2.1%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	520,390
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (a)	300,000	304,847
				825,237
MICHIGAN 2.6%
Fitzgerald Public SD
ULT GO Bonds Series 2023	5.25%	05/01/43 (a)(b)(e)	435,000	470,754
Great Lakes Water Auth
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (a)	500,000	538,952
				1,009,706
MINNESOTA 1.5%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (f)(g)	15,000	879
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (f)(g)	30,000	1,758
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (f)(g)	20,000	1,172
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (f)(g)	20,000	1,172
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (f)(g)	65,000	3,809
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (f)(g)	10,000	586
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (f)(g)	450,000	26,370
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (f)(g)	9,500,000	556,700
				592,446
MISSOURI 0.7%
St Louis Board of Education
GO Bonds Series 2023	5.00%	04/01/42 (a)	250,000	270,375
NEW JERSEY 8.9%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014UU	5.00%	06/15/27 (a)	375,000	381,363
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/25	250,000	255,342
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/28	250,000	267,645

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2023A	4.25%	06/15/40 (a)	250,000	247,476
New Jersey Turnpike Auth
RB Series 2022B	4.50%	01/01/48 (a)	500,000	510,665
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)	1,000,000	1,003,391
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	780,468
				3,446,350
NEW YORK 18.9%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	506,189
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	516,371
New York City
GO Bonds Fiscal 2013 Series F3	3.98%	03/01/42 (a)(b)(h)	200,000	200,000
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	545,000	527,777
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	283,603
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4	3.95%	06/15/49 (a)(b)(h)	200,000	200,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6	4.05%	06/15/48 (a)(b)(h)	995,000	995,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	486,750
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	4.00%	02/01/51 (a)	250,000	242,162
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	560,419
New York State Dormitory Auth
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (a)	500,000	523,934
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/41 (a)	500,000	547,365
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	507,795
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	250,000	267,308
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (a)	500,000	450,643
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	500,000	482,161
				7,297,477
NORTH CAROLINA 1.4%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	500,000	539,388
OKLAHOMA 1.2%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	451,218
OREGON 0.4%
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(b)(c)	500,000	148,490

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PENNSYLVANIA 6.1%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	532,069
Pennsylvania Economic Development Financing Auth
RB (UPMC) Series 2023A2	5.00%	05/15/24	225,000	227,891
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	529,922
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	258,096
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (a)	250,000	275,241
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (a)	500,000	521,160
				2,344,379
SOUTH CAROLINA 2.7%
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (a)	500,000	550,375
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	498,479
				1,048,854
SOUTH DAKOTA 1.4%
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (a)	500,000	539,988
TENNESSEE 2.7%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	511,329
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	500,000	532,348
				1,043,677
TEXAS 11.1%
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	350,000	380,360
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	281,715
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/42 (a)	400,000	439,012
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	449,506
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(b)(e)	200,000	189,971
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(b)	500,000	529,503
North Texas Tollway Auth
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (a)	250,000	261,423
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/25	400,000	411,297
San Antonio
Gas Refunding RB Series 2023B	4.00%	02/01/43 (a)(e)	250,000	241,014

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (b)	275,000	282,688
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	800,000	808,354
				4,274,843
VIRGINIA 2.3%
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	520,000	495,432
Virginia Public Building Auth
Refunding RB Series 2020B	5.00%	08/01/23	400,000	401,030
				896,462
WASHINGTON 1.4%
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	548,268
WEST VIRGINIA 0.9%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.38%	06/01/53 (a)	375,000	362,599
WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Auth
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	423,719
Total Municipal Securities (Cost $40,193,928)				39,167,478
Total Investments in Securities (Cost $40,193,928)				39,167,478

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)
The securities are in default and are not making full payments of interest and principal when due. The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on April 14, 2023, with residual distributions to be paid in 2024 and possibly
2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. These amounts were determined by factors including, but not limited to, property occupancy levels, per unit rental rates, capital reinvestment expenses, and county tax levy payments. The coupon accrual rate utilized by the fund was reviewed at least semiannually and was generally based on interest payments received historically along with any known changes in the previously mentioned factors.

(g)	Fair valued using significant unobservable inputs (see Notes for additional information).
(h)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$38,575,032	$—	$38,575,032
Minnesota	—	—	592,446	592,446
Total	$—	$38,575,032	$592,446	$39,167,478

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	LEVEL 3 VALUE AT August 31, 2022	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	LEVEL 3 VALUE AT May 31, 2023
Municipal Securities
Minnesota	$0	$4,448,400	$0	$0	$2,420,325	($1,266,257)	($169,372)	$592,446
Total	$0	$4,448,400	$0	$0	$2,420,325	($1,266,257 )	($169,372 )	$592,446
There were security transfers to Level 3 due to securities utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see financial notes for additional information).

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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